Condensed Balance Sheets - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Compass Digital Acquisition Corp [Member]
CURRENT ASSETS
Cash and cash equivalents	$ 721	$ 27,720	$ 44,046
Prepaid expenses	17,668	24,898	35,635
Other receivable	114,586
Deferred offering costs
Total Current Assets	132,975	52,618	79,681
FIXED ASSETS
Cash held in Trust Account	1,283,558	27,637,300	55,347,556
OTHER ASSETS
TOTAL ASSETS	1,416,533	27,689,918	55,427,237
CURRENT LIABILITIES
Accounts payable	340,804	165,912	476,567
Accrued expenses	695,916	501,314	167,798
Non-redemption liability	6,025,173	4,028,008
Working Capital Loans	1,760,872	1,240,000	125,000
Total Current Liabilities	9,050,038	6,162,507	860,274
Derivative warrant liabilities	595,611	119,123	588,464
TOTAL LIABILITIES	9,645,649	6,281,630	1,448,738
COMMITMENTS AND CONTINGENCIES (NOTES 3 and 4)
Class A Ordinary Shares subject to possible redemption, $0.0001 par value; 2,481,485 and 5,194,628 shares at $11.14 and 10.65 per share at December 31, 2024 and 2023, respectively	1,283,558	27,637,300
STOCKHOLDERS’ EQUITY
Preferred stock, value
Accumulated deficit	(9,513,205)	(6,229,543)	(1,369,588)
Total Stockholders’ Equity	(9,512,674)	(6,229,012)	(1,369,057)
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	1,416,533	27,689,918	55,427,237
Compass Digital Acquisition Corp [Member] | Common Class A [Member]
CURRENT LIABILITIES
Class A Ordinary Shares subject to possible redemption, $0.0001 par value; 2,481,485 and 5,194,628 shares at $11.14 and 10.65 per share at December 31, 2024 and 2023, respectively	1,283,558	27,637,300	55,347,556
STOCKHOLDERS’ EQUITY
Common stock, value	320	320	60
Compass Digital Acquisition Corp [Member] | Common Class B [Member]
STOCKHOLDERS’ EQUITY
Common stock, value	211	211	471
Compass Digital Acquisition Corp [Member] | Related Party [Member]
CURRENT ASSETS
Other receivable	114,586
CURRENT LIABILITIES
Polar Capital Investment payable – related party	227,273	227,273	90,909
Key Mining Corp [Member]
CURRENT ASSETS
Cash and cash equivalents	52,156	650,969	752,606
Certificate of deposit			1,000,000
Other receivable			22,600
Deposits and prepaids	110,244	161,552	192,214
Deferred offering costs		122,789
Total Current Assets	162,400	935,310	1,967,420
FIXED ASSETS
Property and equipment, net	52,597	125,130	208,943
Total Fixed Assets	52,597	125,130	208,943
OTHER ASSETS
Mineral interests	2,613,634	3,000,277	4,113,634
Vat receivable	448,983	381,459	312,518
Total Other Assets	3,062,617	3,381,736	4,426,152
TOTAL ASSETS	3,277,614	4,442,176	6,602,515
CURRENT LIABILITIES
Accounts payable and accrued liabilities	928,189	838,402	483,248
Warrant liability		122,789
Total Current Liabilities	928,189	961,191	483,248
TOTAL LIABILITIES	928,189	961,191	483,248
COMMITMENTS AND CONTINGENCIES (NOTES 3 and 4)
STOCKHOLDERS’ EQUITY
Preferred stock, value
Common stock, value	89,514	77,222	77,222
Accumulated deficit	(16,301,540)	(14,223,419)	(9,825,640)
Additional paid-in capital	18,561,451	15,867,685	15,867,685
Stock to be issued		1,759,497
Total Stockholders’ Equity	2,349,425	3,480,985	6,119,267
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$ 3,277,614	$ 4,442,176	$ 6,602,515